UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Two Sigma Equity Portfolio, LLC

Address:  379 West Broadway
          5th Floor
          New York, New York 10012

13F File Number: 28- 10704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark Pickard
Title:  Agent
Phone:  (212) 625-5731

Signature, Place and Date of Signing:


    /s/ Mark Pickard            New York, New York            May 14, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name

     28-10385                        Two Sigma Investments, LLC
     --------                        --------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  0

Form 13F Information Table Value Total: $0
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number                Name

None        None                                None
----        ---------------------               ------------------------------

                                                     FORM 13F INFORMATION TABLE

                                                     Two Sigma Investments, LLC
                                                           March 31, 2004

    COLUMN 1         COLUMN 2       COLUMN 3    COLUMN 4           COLUMN 5            COLUMN 6     COLUMN 7          COLUMN 8

                                                VALUE         SHRS OR    SH/  PUT/    INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLASS      CUSIP     (X$1000)      PRN AMT    PRN  CALL    DISCRETION    MANAGERS   SOLE     SHARED  NONE
None              None             None        None                 None              None          None                  None

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